Short-Term Borrowings (Details) $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Short-term Borrowings [Line Items]
Outstanding short term borrowing				$ 110,000
Principal amount borrowed on short term loan	$ 639,000	$ 5
Percentage of interest rate per annum	5.83%	5.83%
Interest expenses on short-term debt			$ 4,000
Interest Rate [Member]
Short-term Borrowings [Line Items]
Due date	Jul. 31, 2024	Jul. 31, 2024